iShares Morningstar Mid Value Index Fund
iSHARES® MORNINGSTAR MID VALUE INDEX FUND Ticker: JKIStock Exchange: NYSE Arca
Investment Objective
The iShares Morningstar Mid Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Morningstar Mid Value Index Fund	0.30%	none	none	0.30%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Morningstar Mid Value Index Fund	31	97	169	381

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of the market capitalization that falls between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market IndexSM (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading. Components primarily include consumer cyclical, consumer defensive, financial and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer or issuers, market, industry, group of industries, sector or asset class.

Consumer Cyclical Sector Risk. Consumer cyclical companies rely heavily on the business cycle and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Consumer Defensive Sector Risk. Consumer defensive companies include companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. It also includes companies that provide services such as education and training services. Consumer defensive companies may be adversely affected by government regulation, consumers’ disposable income and consumer preferences, and social trends.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Underlying Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Underlying Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund’s prospectus (the “Prospectus”).
Year by Year Returns (Years Ended December 31)
[1]	The Fund's total return for the six months ended June 30, 2012 was 6.21%.

The best calendar quarter return during the periods shown above was 25.66% in the 3rd quarter of 2009; the worst was -23.91% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns		One Year	Five Years	Since Fund Inception	Inception Date
iShares Morningstar Mid Value Index Fund		(2.87%)	(0.92%)	5.04%	Jun. 28, 2004
iShares Morningstar Mid Value Index Fund Return After Taxes on Distributions	[1]	(3.22%)	(1.33%)	4.61%
iShares Morningstar Mid Value Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.45%)	(0.84%)	4.30%
iShares Morningstar Mid Value Index Fund Morningstar Mid Value Index (Index returns do not reflect deductions for fees, expenses, or taxes)		(2.60%)	(0.66%)	5.29%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.